Net Loss Per Share (Schedule of Net Loss Per Share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Loss Per Share [abstract]
Net loss	$ (11,140,000)	$ (9,857,000)
Weighted average number of common shares outstanding - basic	13,947,636	12,542,950
Dilutive effect of warrants	0
Weighted average number of shares outstanding - diluted	13,947,636	12,542,950
Net loss per share - basic and diluted	$ (0.80)	$ (0.79)